BMO FUNDS, INC.

Prospectus Supplement

June 14, 2013

To Prospectus Dated December 29, 2012, as supplemented April 9, 2013 and May 10, 2013

BMO Funds is making certain updates to its Prospectus. Accordingly, the Funds’ Prospectus is revised as follows, effective immediately:

Elimination of Redemption Fee for Certain BMO Funds

The 2.00% redemption fee relating to redemptions or exchanges of shares held less than 30 days after the purchase of such shares is eliminated for the following Funds: BMO Low Volatility Equity Fund, BMO Large-Cap Value Fund, BMO Dividend Income Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Growth Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Short-Intermediate Bond Fund, BMO Intermediate Tax-Free Fund, BMO Government Income Fund, BMO TCH Corporate Income Fund, BMO Aggregate Bond Fund, BMO TCH Core Plus Bond Fund, and BMO Monegy High Yield Bond Fund.

Accordingly, the line item for “Redemption Fee” in the table under “Fund Summary—Fees and Expenses of the Fund” in the Prospectus for each of the above-referenced Funds is hereby changed from “2.00%” to “None.”